STRUCTURED ENTITIES (Details) - Cancara [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 5,122	£ 6,049
Loans and advances to customers	5,012	5,939
Asset-backed debt instruments held	£ 110	£ 110